Major Categories of Interest and Similar Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Other Income [Line Items]
Available-for-sale fixed-maturity securities	$ 3,752,867	$ 3,552,896	$ 3,185,680
Mortgage loans on real estate	413,103	377,917	367,196
Interest on acquired loans	28,122	27,548	27,817
Investment income on trading securities	16,472	11,645	9,735
Policy loans	9,834	9,981	10,461
Short-term securities	8,761	7,864	5,575
Held-to-maturity fixed-maturity securities	5,746	15,894	26,781
Interest rate swaps	5,197	1,867	697
Other invested assets	3,286	2,083	196
Interest on assets held by reinsurers	2,626	2,798	2,915
Interest on loans to affiliates	516	980	1,549
Rental income on real estate			1,462
Total	4,246,530	4,011,473	3,640,064
Less investment expenses	66,427	54,175	47,947
Total interest and similar income, net	$ 4,180,103	$ 3,957,298	$ 3,592,117